Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share
Basic and diluted net loss per share was calculated as follows (net loss in thousands):

	Year ended December 31,
	2017	2016	2015
Numerator:
Net loss available to common stockholders for basic and diluted EPS	$(115,158)	$(118,741)	$(25,968)
Denominator:
Weighted average shares used in computing basic and diluted net loss per share	69,687,836	64,196,537	55,547,408
Basic and diluted net loss per share	$(1.65)	$(1.85)	$(0.47)

Dilutive Shares Excluded from the Diluted Net Loss Per Share Calculation
Due to losses attributable to PMI’s common shareholders for each of the periods below, the following potentially dilutive shares are excluded from the diluted net loss per share calculation because they were anti-dilutive under the treasury stock or if converted method:

	Year ended December 31,
	2017	2016	2015
	(shares)	(shares)	(shares)
Excluded securities:
Convertible preferred stock issued and outstanding	214,637,925	177,388,425	177,388,425
Stock options issued and outstanding	46,722,408	44,099,577	34,358,106
Unvested stock options exercised	11,565	1,126,210	9,806,170
Restricted Stock Units	—	351,721	190,517
Warrants issued and outstanding	1,166,145	988,513	588,660
Series E-1 Convertible Preferred Stock warrants	35,544,141	1,254,111	—
Series F Convertible Preferred Stock warrants	177,720,704	—	—
Total common stock equivalents excluded from diluted net loss per common share computation	475,802,888	225,208,557	222,331,878